Post-Employment and Other Long-Term Employees Benefits - Schedule of Accumulated Benefit Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 896	$ 804
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 74	$ 68